LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

February 13, 2023

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of its series, Horizon Kinetics Energy and Remediation ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 249 to the Trust’s Registration Statement on Form N-1A effective on February 11, 2023, and filed electronically on February 10, 2023.
If you have any questions, please contact the undersigned at (414) 550-7433 or kent.barnes@usbank.com.
Sincerely,
/s/ Kent Barnes
Kent P. Barnes
Secretary